Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee determined not to grant any equity incentive awards during fiscal 2024 to our named executive officers.
Previously, incentive stock option grants (“ISO Grants”) of 118,000 options to certain executive officers, officers and managers were granted on October 11, 2019. The option exercise price for these options was set at $33.96, the closing price on October 11, 2019. These ISO Grants were scheduled to vest as follows: (i) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $35.00; (ii) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $40.00; (iii) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $45.00; and (iv) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $50.00. If the applicable stock price hurdles were not been achieved by (A) the date that is 18 months following the termination of employment, if the employment is terminated due to death or disability, (B) the date that is 12 months following the termination of employment, if the employment is terminated by the Company without cause, with good reason, or due to the retirement, or (C) the date of the termination of the employment for any other reason, then any unvested options would be forfeited. In addition, if the applicable stock price hurdles were not achieved by December 30, 2023, then any unvested options would be forfeited. The ISO Grants would also become vested to the extent that the applicable stock price hurdles were satisfied in connection with a change in control of the Company. During the fiscal year ended September 30, 2023, the stock did not trade above $40.00 per share for twenty consecutive days (the $35.00 per share threshold was met during fiscal year 2020 and thus 25% was previously vested); accordingly, no additional amounts of the ISO Grants had vested at September 30, 2023. Furthermore, the applicable stock price hurdles had not been achieved by December 30, 2023 and as a result the remaining unvested options were forfeited on such date.

Pursuant to the Company’s 2015 Stock Plan, upon the occurrence of a “Change in Control” (as defined in the 2015 Stock Plan), all outstanding time-based equity awards will accelerate and vest unless otherwise provided in the applicable award agreement and all outstanding performance-based equity awards which are not replaced in connection with the transaction will deemed to be earned and vest on a pro rata basis, with performance achievement determined based on the greater of target and actual performance.

We do not schedule our equity grants in anticipation of the release of material, non-public information (MNPI), nor do we time the release of MNPI based upon grant dates of equity, or for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method
Previously, incentive stock option grants (“ISO Grants”) of 118,000 options to certain executive officers, officers and managers were granted on October 11, 2019. The option exercise price for these options was set at $33.96, the closing price on October 11, 2019. These ISO Grants were scheduled to vest as follows: (i) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $35.00; (ii) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $40.00; (iii) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $45.00; and (iv) 25% of the options would vest if the price of the Company’s common stock during a consecutive 20-trading day period exceeded $50.00. If the applicable stock price hurdles were not been achieved by (A) the date that is 18 months following the termination of employment, if the employment is terminated due to death or disability, (B) the date that is 12 months following the termination of employment, if the employment is terminated by the Company without cause, with good reason, or due to the retirement, or (C) the date of the termination of the employment for any other reason, then any unvested options would be forfeited. In addition, if the applicable stock price hurdles were not achieved by December 30, 2023, then any unvested options would be forfeited. The ISO Grants would also become vested to the extent that the applicable stock price hurdles were satisfied in connection with a change in control of the Company. During the fiscal year ended September 30, 2023, the stock did not trade above $40.00 per share for twenty consecutive days (the $35.00 per share threshold was met during fiscal year 2020 and thus 25% was previously vested); accordingly, no additional amounts of the ISO Grants had vested at September 30, 2023. Furthermore, the applicable stock price hurdles had not been achieved by December 30, 2023 and as a result the remaining unvested options were forfeited on such date.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not schedule our equity grants in anticipation of the release of material, non-public information (MNPI), nor do we time the release of MNPI based upon grant dates of equity, or for the purpose of affecting the value of executive compensation. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

MNPI Disclosure Timed for Compensation Value	true